Variable Interest Entities (Details Textual)	Dec. 31, 2016
Cummins Westport, Inc.
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	50.00%
Westport Innovations, Inc.
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	50.00%